Quarterly Holdings Report
for
Fidelity® Magellan℠ ETF
October 31, 2024
MAE-NPRT1-1224
1.9900252.103
Common Stocks - 99.1%
	Shares	Value ($)
BRAZIL - 0.5%
Consumer Discretionary - 0.5%
Broadline Retail - 0.5%
MercadoLibre Inc (a)	400	814,872
CANADA - 1.1%
Information Technology - 1.1%
Software - 1.1%
Constellation Software Inc/Canada	567	1,709,955
DENMARK - 1.0%
Health Care - 1.0%
Pharmaceuticals - 1.0%
Novo Nordisk A/S Class B ADR	14,111	1,579,726
UNITED STATES - 96.5%
Communication Services - 8.7%
Interactive Media & Services - 8.7%
Alphabet Inc Class A	28,784	4,925,230
Alphabet Inc Class C	15,177	2,620,916
Meta Platforms Inc Class A	10,731	6,090,701
		13,636,847
Consumer Discretionary - 9.5%
Broadline Retail - 4.6%
Amazon.com Inc (a)	38,645	7,203,428
Hotels, Restaurants & Leisure - 2.6%
Hilton Worldwide Holdings Inc	8,873	2,083,824
Marriott International Inc/MD Class A1	7,694	2,000,594
		4,084,418
Specialty Retail - 2.3%
AutoZone Inc (a)	584	1,757,256
O'Reilly Automotive Inc (a)	1,609	1,855,402
		3,612,658
TOTAL CONSUMER DISCRETIONARY		14,900,504

Consumer Staples - 1.9%
Consumer Staples Distribution & Retail - 1.9%
Costco Wholesale Corp	3,334	2,914,516
Financials - 10.7%
Capital Markets - 3.9%
Ares Management Corp Class A	11,249	1,886,232
Moody's Corp	4,453	2,021,840
S&P Global Inc	4,592	2,205,814
		6,113,886
Financial Services - 4.3%
Mastercard Inc Class A	6,459	3,226,851
Visa Inc Class A	11,836	3,430,665
		6,657,516
Insurance - 2.5%
Arthur J Gallagher & Co	7,074	1,989,208
Marsh & McLennan Cos Inc	9,186	2,004,753
		3,993,961
TOTAL FINANCIALS		16,765,363

Health Care - 10.0%
Health Care Equipment & Supplies - 1.3%
Boston Scientific Corp (a)	24,375	2,047,987
Health Care Providers & Services - 3.4%
HCA Healthcare Inc	5,043	1,809,126
UnitedHealth Group Inc	6,274	3,541,673
		5,350,799
Life Sciences Tools & Services - 2.7%
Danaher Corp	8,180	2,009,499
Thermo Fisher Scientific Inc	4,081	2,229,532
		4,239,031
Pharmaceuticals - 2.6%
Eli Lilly & Co	4,853	4,026,728
TOTAL HEALTH CARE		15,664,545

Industrials - 18.8%
Aerospace & Defense - 4.0%
GE Aerospace	13,472	2,314,221
HEICO Corp Class A	9,711	1,864,609
TransDigm Group Inc	1,568	2,042,006
		6,220,836
Building Products - 1.3%
Trane Technologies PLC	5,445	2,015,521
Commercial Services & Supplies - 3.4%
Cintas Corp	9,565	1,968,573
Copart Inc (a)	33,284	1,713,127
Waste Connections Inc (United States)	9,053	1,600,118
		5,281,818
Construction & Engineering - 1.3%
Quanta Services Inc	6,563	1,979,598
Electrical Equipment - 2.6%
AMETEK Inc	10,524	1,929,470
Eaton Corp PLC	6,370	2,112,165
		4,041,635
Ground Transportation - 0.5%
Uber Technologies Inc (a)	11,949	860,924
Machinery - 2.2%
Ingersoll Rand Inc	16,416	1,575,936
Westinghouse Air Brake Technologies Corp	10,307	1,937,510
		3,513,446
Professional Services - 1.1%
Verisk Analytics Inc	6,398	1,757,659
Trading Companies & Distributors - 2.4%
United Rentals Inc	2,543	2,066,951
Watsco Inc	3,640	1,721,756
		3,788,707
TOTAL INDUSTRIALS		29,460,144

Information Technology - 31.7%
Communications Equipment - 2.6%
Arista Networks Inc (a)	5,618	2,171,020
Motorola Solutions Inc	4,356	1,957,369
		4,128,389
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp Class A	28,683	1,922,335
IT Services - 1.1%
Gartner Inc (a)	3,559	1,788,398
Semiconductors & Semiconductor Equipment - 13.6%
Broadcom Inc	27,676	4,698,555
KLA Corp	2,916	1,942,726
Lam Research Corp	26,199	1,947,896
NVIDIA Corp	94,004	12,479,971
		21,069,148
Software - 13.2%
Cadence Design Systems Inc (a)	7,455	2,058,475
Intuit Inc	3,681	2,246,514
Microsoft Corp	28,668	11,649,242
Oracle Corp	16,707	2,804,103
Synopsys Inc (a)	3,734	1,917,819
		20,676,153
TOTAL INFORMATION TECHNOLOGY		49,584,423

Materials - 5.2%
Chemicals - 2.8%
Linde PLC	5,149	2,348,716
Sherwin-Williams Co/The	5,514	1,978,258
		4,326,974
Construction Materials - 2.4%
Martin Marietta Materials Inc	3,216	1,904,966
Vulcan Materials Co	6,853	1,877,242
		3,782,208
TOTAL MATERIALS		8,109,182

TOTAL UNITED STATES		151,035,524
TOTAL COMMON STOCKS (Cost $126,977,579)		155,140,077

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $126,977,579)	155,140,077
NET OTHER ASSETS (LIABILITIES) - 0.9%	1,482,471
NET ASSETS - 100.0%	156,622,548

Legend

(a)	Non-income producing

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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